OPERATING LEASES (Operating lease related assets and liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
OPERATING LEASES
Right-of-use assets	$ 6,553	$ 4,986
Impairment of right-of-use assets	(387)
Right-of-use assets, net	6,166	4,986
Operating lease liabilities - current	2,213	1,524
Operating lease liabilities - non-current	4,569	3,544
Total operating lease liabilities	$ 6,782	$ 5,068